As filed with the Securities and Exchange Commission on February 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Asset Management - 3.2%
909,400	Charles Schwab Corp.	$14,704,998
	Beverage - 3.0%
254,600	PepsiCo, Inc.	13,944,442
	Biotechnology - 11.2%
371,300	Amgen Inc.*	21,442,575
191,500	Genzyme Corp.*	12,709,855
353,800	Gilead Sciences, Inc.*	18,093,332
		52,245,762
	Chemicals - Specialty - 2.3%
184,100	Praxair, Inc.	10,928,176
	Computer Hardware - 2.8%
156,000	International Business Machines Corp.	13,128,960
	Computer Software & Services - 2.6%
249,000	CA Inc.	4,613,970
567,900	Symantec Corp.*	7,678,008
		12,291,978
	Conglomerates - 1.7%
139,700	3M Co.	8,038,338
	Consumer Goods/Services - 4.2%
313,800	Procter & Gamble Co.	19,399,116
	Defense - 1.3%
69,600	Lockheed Martin Corp.	5,851,968
	Drugs - Generic - 4.9%
536,900	Teva Pharmaceutical Industries Ltd. - ADR	22,855,833
	Drugs - Proprietary - 4.4%
202,700	Abbott Laboratories	10,818,099
237,900	Eli Lilly & Co.	9,580,233
		20,398,332
	Education Services - 3.8%
228,100	Apollo Group Inc. - Class A*	17,477,022
	Energy/Integrated - 3.8%
224,400	Exxon Mobil Corp.	17,913,852
	Finance/Banks - 4.4%
700,300	Wells Fargo & Co.	20,644,844
	Food - 5.2%
185,000	Kellogg Co.	8,112,250
709,000	Sysco Corp.	16,264,460
		24,376,710
	Health Care Products - 4.5%
350,900	Johnson & Johnson	20,994,347
	Health Care Services - 2.5%
210,100	Express Scripts, Inc.*	11,551,298
	Information Services - 4.0%
479,700	Automatic Data Processing, Inc.	18,871,398
	Medical Products - 2.9%
256,100	Baxter International, Inc.	13,724,399
	Office Products - 0.7%
185,700	Staples, Inc.	3,327,744
	Restaurants - 5.7%
427,500	McDonald's Corp.	26,586,225

	Retail - Discount - 5.1%
422,000	Wal-Mart Stores, Inc.	23,657,320
	Retail - Home Improvement - 3.6%
771,200	Lowe's Companies, Inc.	16,596,224
	Service Companies - 4.2%
597,000	Accenture Ltd. - Class A	19,575,630
	Waste Disposal - 4.0%
566,300	Waste Management, Inc.	18,767,182
	TOTAL COMMON STOCKS (Cost $472,305,689)	447,852,098

	SHORT-TERM INVESTMENTS - 4.3%
20,287,201	Federated Treasury Cash Series II Fund	20,287,201
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,287,201)	20,287,201
	Total Investments in Securities (Cost $492,592,890) - 100.3%	468,139,299
	Other Liabilities in Excess of Assets - (0.3%)	(1,598,125)
	NET ASSETS - 100.0%	$466,541,174

ADR - American Depositary Receipt
* Non-income producing security.

The cost basis of investments for federal tax purposes at December 31, 2008 was as follows**:

Cost of investments	$492,592,890
Gross unrealized appreciation	$23,869,469
Gross unrealized depreciation	(48,323,060)
Net unrealized depreciation	($24,453,591)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$468,139,299	$468,139,299	$ -	$ -
Total	$468,139,299	$468,139,299	$ -	$ -

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Apparel - 2.7%
11,100	VF Corp.	$607,947
	Auto/Auto Parts - 2.1%
14,900	O'Reilly Automotive, Inc.*	458,026
	Beverage - 1.5%
7,700	Coca-Cola Femsa, S.A.B de C.V. - ADR	335,027
	Biotechnology - 2.4%
8,200	Techne Corp.*	529,064
	Brokerage - 1.7%
8,000	Stifel Financial Corp.*	366,800
	Business Services - 1.8%
8,200	Watson Wyatt Worldwide Inc. - Class A	392,124
	Chemicals - Specialty - 7.6%
10,300	Airgas, Inc.	401,597
16,200	Ecolab Inc.	569,430
16,800	Sigma-Aldrich Corp.	709,632
		1,680,659
	Computer Software & Services - 7.1%
12,100	CA Inc.	224,213
20,800	Citrix Systems, Inc.*	490,256
18,600	Solera Holdings Inc.*	448,260
30,500	Symantec Corp.*	412,360
		1,575,089
	Consumer Goods & Services - 1.4%
8,200	Matthews International Corp. - Class A	300,776
	Education Services - 2.1%
6,200	Apollo Group Inc. - Class A*	475,044
	Electrical Equipment - 2.4%
17,500	Ametek, Inc.	528,675
	Electrical Instruments - 1.9%
6,100	Mettler-Toledo International Inc.*	411,140
	Electronics - 1.6%
15,100	Amphenol Corp. - Class A	362,098
	Energy/Oil & Gas Drilling - 1.1%
15,500	Atwood Oceanics, Inc.*	236,840
	Energy/Oil & Gas Exploration & Production - 2.0%
13,200	Range Resources Corp.	453,948
	Engineering/Construction - 4.5%
10,700	Fluor Corp.	480,109
10,700	Jacobs Engineering Group Inc.*	514,670
		994,779
	Food - 4.2%
22,800	Flowers Food, Inc.	555,408
6,600	Ralcorp Holdings, Inc.*	385,440
		940,848
	Health Care Services - 7.7%
10,600	Express Scripts, Inc.*	582,788
13,200	ICON plc - ADR*	259,908
16,700	Quest Diagnostics Inc.	866,897
		1,709,593
	Household Products - 4.6%
18,200	Church & Dwight Co., Inc.	1,021,384

	Internet Retail - 2.9%
8,700	Priceline.com, Inc.*		640,755
	Machinery - 1.2%
7,800	Donaldson Company, Inc.		262,470
	Medical Supplies - 3.4%
9,000	C. R. Bard, Inc.		758,340
	Office Products - 3.4%
41,700	Staples, Inc.		747,264
	Personal Care - 3.1%
28,200	Alberto-Culver Co.		691,182
	Railroad - 2.1%
15,300	Genesee & Wyoming Inc. - Class A*		466,650
	Restaurants - 2.9%
26,900	Burger King Holdings Inc.		642,372
	Retail - Discount - 6.3%
16,800	Dollar Tree, Inc.*		702,240
34,000	The TJX Companies, Inc.		699,380
			1,401,620
	Retail - Specialty - 1.5%
15,100	GameStop Corp. - Class A*		327,066
	Service Companies - 4.1%
18,200	Copart, Inc.*		494,858
8,100	Stericycle, Inc.*		421,848
			916,706
	Shipping - 2.7%
21,500	Kirby Corp.*		588,240
	Utilities - Electric/Gas - 1.0%
7,900	Energen Corp.		231,707
	Waste Disposal - 3.2%
22,700	Waste Connections, Inc.*		716,639
	TOTAL COMMON STOCKS (Cost $25,646,264)		21,770,872

	SHORT-TERM INVESTMENTS - 0.6%
133,807	Federated Treasury Cash Series II Fund		133,807
	TOTAL SHORT-TERM INVESTMENTS (Cost $133,807)		133,807
	Total Investments in Securities (Cost $25,780,071) - 98.8%		21,904,679
	Other Assets in Excess of Liabilities - 1.2%		270,238
	NET ASSETS - 100.0%		$22,174,917

ADR - American Depositary Receipt
* Non-income producing security.

The cost basis of investments for federal tax purposes at December 31, 2008 was as follows**:

Cost of investments		$25,780,071
Gross unrealized appreciation		$1,001,944
Gross unrealized depreciation		(4,877,336)
Net unrealized depreciation		($3,875,392)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$21,904,679	$21,904,679	$ -	$ -
Total	$21,904,679	$21,904,679	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf  by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/10/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/10/09

By (Signature and Title)* /s/ Cheryl L. King Cheryl L. King, Treasurer

Date  2/10/09

* Print the name and title of each signing officer under his or her signature.